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               [Transamerica Life Insurance Company Letterhead]

March 12, 2002


VIA EDGAR

__________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, Alliance Variable Products Series Fund, Inc., AEGON/Transamerica Series Fund, Inc., Nations Separate Account Trust and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

.. On February 27, 2002, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

..  On February 27, 2002, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016);
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Securities and Exchange Commission
March 12, 2002
Page 2



.. On February 27, 2002, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384);

.. On March 8, 2002, AIM Variable Insurance Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000896435);

..  On March 1, 2002, Dreyfus Stock Index Fund filed its annual report with the
   Commission via EDGAR (CIK: 0000846800);

.. On March 7, 2002, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

.. On February 15, 2002, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

..  On March 6, 2002, Oppenheimer Variable Account Funds (Capital Appreciation
   Fund/VA, Global Securities Fund/VA, High Income Fund/VA and Main Street Growth & Income Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

..  On March 8, 2002, Oppenheimer Variable Account Funds (Multiple Strategies
   Fund/VA and Strategic Bond Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

.. On March 4, 2002, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001002786);

.. On February 25, 2002, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

.. On February 25, 2002, Evergreen Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

.. On February 25, 2002, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

..  On February 27, 2002, Franklin Templeton Variable Insurance Products Trust
   filed its annual report with the Commission via EDGAR (CIK: 0000837274);
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Securities and Exchange Commission
March 12, 2002
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..  On March 8, 2002, Putnam Variable Trust filed its annual report with the
   Commission via EDGAR (CIK:  0000822671);

..  On March 6, 2002, (Premier Growth Portfolio and Technology Portfolio)
   Alliance Variable Products Series Fund filed its annual report with the Commission via EDGAR (CIK: 0000825316);

.. On February 26, 2002, AEGON/Transamerica Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207);

.. On March 6, 2002, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001047987); and

.. On February 20, 2002, One Group Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division